Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
GEOVAX LABS, INC.
SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

For t
he Years Ended December 31, 2015, 2014 and 2013

		Additions
Description	Balance at Beginning Of Period	Charged to Costs and Expenses	Charged to Other Accounts	(1) Deductions		Balance at End Of Period
Reserve Deducted in the Balance Sheet From the Asset to Which it Applies:

Allowance for Deferred Tax Assets
Year ended December 31, 2015	$26,021,943	$1,109,091	$-0-	$		$27,131,034
Year ended December 31, 2014	25,002,881	1,019,062	-0-		-0-	26,021,943
Year ended December 31, 2013	27,295,741	862,736	-0-		(3,155,596)	25,002,881

(1)	Deductions represent the effect of expiring NOL carryforwards from prior year.